SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Lewis and Clark Pharmaceuticals, Inc. [Member]
Shares underlying options outstanding	262,240	157,240	262,240	157,240